Submission	Jun. 04, 2025
Submission [Line Items]
Central Index Key	0001651311
Registrant Name	Merus N.V.
Registration File Number	333-277465
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES